DISPOSITIONS (Details) - USD ($) $ in Millions		1 Months Ended
	May 01, 2023	Feb. 28, 2023
Infrastructure Services Segment
Disclosure of operating segments [line items]
Gross proceeds		$ 275
Gain on dispositions		$ 14
Disposal group, disposed of by sale, not discontinued operations | Business Services Segment
Disclosure of operating segments [line items]
Gross proceeds	$ 490
Gain on dispositions	$ 87